Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Preference shares [member]	Common shares [member]	Common shares [member] The private bank [member]	Common shares [member] Wellington Financial [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member] IFRS9 [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member] IFRS9 [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member] IAS 39 [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] IFRS9 [member]	Retained earnings [member] IFRS 15 [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Common shares [member]	Non-controlling interests [member]	Non-controlling interests [member] IFRS9 [member]	Non-controlling interests [member] IAS 39 [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2017															$ 60		$ 16,101							$ 202
Balance at beginning of period (Impact of adopting IFRS [member]) at Oct. 31, 2017												$ 85		$ (28)				$ (144)					$ (4)
Balance at beginning of period at Oct. 31, 2017		$ 1,797	$ 12,548				$ 738	$ 33	$ (369)	$ (10)		85		32		$ 137	15,957						198
Net income attributable to non-controlling interests	$ 15																					$ 15
Net gains (losses) on equity securities designated at FVOCI											$ 19
Net change in securities measured at FVOCI													$ (143)
Net income attributable to equity shareholders	4,001																4,001
Issued pursuant to the acquisition				$ 194	$ 47
Compensation expense arising from equity-settled share-based awards																23
Net change in foreign currency translation adjustments							105
Net change in cash flow hedges	(23)							(23)
Net change in post-employment defined benefit plans	321								321
Net change attributable to changes in credit risk	6									6
Dividends																				$ (65)	$ (1,754)	(29)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(48)
Premium on purchase of common shares for cancellation																	(150)
Issue of equity		450	461
Exercise of stock options and settlement of other equity-settled share-based awards																(28)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	48
Purchase of common shares for cancellation			(52)
Treasury shares		3	3
Other																1	14					(11)
Balance at end of period at Jul. 31, 2018	34,554	2,250	13,201			$ 746	843	10	(48)	(4)	56		(111)			133	18,051					173
Balance at beginning of period at Apr. 30, 2018		2,248	13,166				692		(267)	(12)		70		(80)		137	17,412						180
Net income attributable to non-controlling interests	4																					4
Net gains (losses) on equity securities designated at FVOCI											1
Net change in securities measured at FVOCI													(31)
Net income attributable to equity shareholders	1,365																1,365
Compensation expense arising from equity-settled share-based awards																9
Net change in foreign currency translation adjustments							151
Net change in cash flow hedges	10							10
Net change in post-employment defined benefit plans	219								219
Net change attributable to changes in credit risk	8									8
Dividends																				(23)	(589)	(4)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(15)
Premium on purchase of common shares for cancellation																	(150)
Issue of equity			94
Exercise of stock options and settlement of other equity-settled share-based awards																(14)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	15
Purchase of common shares for cancellation			(52)
Treasury shares		2	(7)
Other																1	21					(7)
Balance at end of period at Jul. 31, 2018	34,554	2,250	13,201			746	843	10	(48)	(4)	56		(111)			133	18,051					173
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2018																	18,537
Balance at beginning of period (Impact of adopting IFRS [member]) at Oct. 31, 2018																			$ 6
Balance at beginning of period at Oct. 31, 2018	35,116	2,250	13,243				1,024	(18)	(143)	(12)		65		(139)		136	18,543						173
Net income attributable to non-controlling interests	17																					17
Net gains (losses) on equity securities designated at FVOCI											(3)
Net change in securities measured at FVOCI													167
Net income attributable to equity shareholders	3,911																3,911
Compensation expense arising from equity-settled share-based awards																14
Net change in foreign currency translation adjustments							13
Net change in cash flow hedges	90							90
Net change in post-employment defined benefit plans	(231)								(231)
Net change attributable to changes in credit risk	15									15
Dividends																				(79)	(1,847)	(9)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(13)
Issue of equity		575	280
Exercise of stock options and settlement of other equity-settled share-based awards																(23)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	13
Treasury shares			2
Other																1	(6)					1
Balance at end of period at Jul. 31, 2019	38,010	2,825	13,525			815	1,037	72	(374)	3	49		28			128	20,535					182
Balance at beginning of period at Jan. 31, 2019		2,575	13,350				996	25	(278)	(2)		58		(47)		131	19,101						174
Net income attributable to non-controlling interests	7																					7
Net gains (losses) on equity securities designated at FVOCI											(3)
Net change in securities measured at FVOCI													36
Net income attributable to equity shareholders	1,341																1,341
Compensation expense arising from equity-settled share-based awards																5
Net change in foreign currency translation adjustments							283
Net change in cash flow hedges	42							42
Net change in post-employment defined benefit plans	(8)								(8)
Net change attributable to changes in credit risk	(6)									(6)
Dividends																				(28)	(621)	(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(2)
Issue of equity			96
Exercise of stock options and settlement of other equity-settled share-based awards																(11)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	2
Treasury shares			(3)
Other																	(2)					4
Balance at end of period at Apr. 30, 2019	37,213	2,575	13,443			1,094	1,279	67	(286)	(8)	53	$ 53	(11)	$ (11)		125	19,793					183	$ 183
Net income attributable to non-controlling interests	6																					6
Net gains (losses) on equity securities designated at FVOCI											(2)
Net change in securities measured at FVOCI													39
Net income attributable to equity shareholders	1,392																1,392
Compensation expense arising from equity-settled share-based awards																5
Net change in foreign currency translation adjustments							(242)
Net change in cash flow hedges	5							5
Net change in post-employment defined benefit plans	(88)								(88)
Net change attributable to changes in credit risk	11									11
Dividends																				$ (28)	$ (623)	(5)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings											(2)
Issue of equity		250	80
Exercise of stock options and settlement of other equity-settled share-based awards																(3)
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI																	2
Treasury shares			2
Other																1	(1)					(2)
Balance at end of period at Jul. 31, 2019	$ 38,010	$ 2,825	$ 13,525			$ 815	$ 1,037	$ 72	$ (374)	$ 3	$ 49		$ 28			$ 128	$ 20,535					$ 182